Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Allowance for Doubtful Accounts for Trade Accounts Receivable Disclosure [Text Block]
(2)	Allowance for Doubtful Accounts for Trade Accounts Receivable

A summary of changes in the allowance for doubtful accounts for trade accounts receivable for the years ended
October 31,
2016,
2015
and
2014
follows:

	Years ended October 31,
	2016	2015	2014
Balance at beginning of year	$63,011	$92,988	$74,073
Bad debt expense (recovery)	11,255	(16,889)	18,915
Losses charged to allowance	—	(13,088)	—
Balance at end of year	$74,266	$63,011	$92,988